Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 571,000
Previously Paid Amount	0
Total Fee Amount	78.86
Net Fee	$ 78.86
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A